UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.9%
Australia - 7.4%
Alumina	2,242,629	[a]	3,962,094
Beach Energy	4,130,529	[a]	5,382,535
Challenger	478,755	[a]	2,525,965
Charter Hall Retail REIT	696,805		2,307,297
Evolution Mining	1,868,203	[a]	5,470,758
IOOF Holdings	1,436,528	[a,b]	5,263,255
Link Administration Holdings	438,760	[a]	2,282,196
oOh!media	1,204,118	[a]	3,139,235
Shopping Centres Australasia Property
Group	1,249,905		2,263,191
Smartgroup	440,391	[a]	3,357,006
Webjet	401,239	[a]	3,502,795
Western Areas	2,225,417	[a]	3,813,739
			43,270,066
Belgium - 1.1%
Galapagos	61,958	[a]	6,390,221
Bermuda - .4%
Golar Lng	109,398		2,436,293
Canada - 5.7%
Aecon Group	232,461		3,232,286
Air Canada	238,106	[a]	5,376,616
Aritzia	251,476	[a]	3,259,360
Centerra Gold	837,499	[a]	4,245,020
Cogeco Communications	49,533		2,823,941
Entertainment One	1,281,555	[a]	6,633,619
Interfor	207,394	[a]	2,826,916
Parex Resources	317,533	[a]	4,760,760
			33,158,518
Denmark - 1.9%
DFDS	68,657		3,241,797
GN Store Nord	73,250	[a]	3,157,705
Royal Unibrew	63,153	[a]	4,753,986
			11,153,488
Finland - .4%
Metsa Board	316,115	[a]	2,295,690
France - 6.6%
Covivio	56,274	[a]	5,758,243
Edenred	135,183	[a]	5,489,016
Eiffage	62,990	[a]	5,904,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
France - 6.6% (continued)
Korian	74,883	[a]	2,667,278
Maisons du Monde	163,036	[a,c]	4,208,399
Nexity	109,673	[a]	5,124,286
Plastic Omnium	124,953	[a]	3,448,379
Teleperformance	35,059	[a]	6,030,003
			38,630,555
Georgia - .6%
Bank of Georgia Group	177,564	[a]	3,570,052
Germany - 4.4%
MorphoSys	30,364	[a]	3,270,689
Rheinmetall	46,097	[a]	4,780,089
Siltronic	36,683	[a]	3,639,486
Sixt	30,572	[a]	2,775,169
Stroeer SE & Co.	115,361	[a,b]	6,456,107
Talanx	129,803	[a]	4,813,070
			25,734,610
Hong Kong - .8%
Melco International Development	2,042,000	[a]	4,829,804
Ireland - 1.5%
Icon	42,701	[a]	5,973,016
UDG Healthcare	363,482		2,767,454
			8,740,470
Isle Of Man - .6%
GVC Holdings	411,576	[a]	3,628,097
Italy - 4.8%
ANIMA Holding	1,320,316	[a,c]	5,429,110
Italgas	1,259,362	[a]	7,619,674
Maire Tecnimont	1,226,865	[a]	4,923,971
Societa Iniziative Autostradali e Servizi	240,322		3,695,559
Unipol Gruppo	1,401,757	[a]	6,418,309
			28,086,623
Japan - 24.6%
Amano	151,600		3,151,666
Azbil	119,000		2,498,877
Dip	168,700		3,071,484
DTS	122,300		4,319,385
en-japan	216,900		8,103,184
Fancl	156,000		3,378,727
FCC	191,600		4,872,290
GLP J-Reit	3,814		4,051,583
IHI	177,900		5,619,494
Invincible Investment	11,496		4,997,938
Itochu Techno-Solutions	149,300		3,105,588
Japan Aviation Electronics Industry	187,000		2,431,740

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Japan - 24.6% (continued)
Japan Hotel REIT Investment	8,476		6,499,035
Jeol	121,300		2,201,024
Kamigumi	109,700		2,426,207
Kanamoto	180,600		4,993,360
Makino Milling Machine	93,200		3,803,092
Matsumotokiyoshi Holdings	213,900		6,613,337
Modec	228,700		5,120,561
Nichirei	124,000		3,343,630
Nippon Shokubai	64,900		4,291,627
Paltac	115,200		5,524,608
Rengo	559,700		4,883,167
Rohto Pharmaceutical	181,200		4,866,082
Round One	421,200		4,782,094
Sawai Pharmaceutical	76,900		3,955,131
Seino Holdings	294,200		4,057,691
TIS	60,600		2,724,480
Tokai Carbon	228,400	[b]	3,124,933
Tokyo Seimitsu	62,900		1,834,465
Tomy	277,500		2,926,182
Toyo Tire	200,600		2,815,345
Wacom	895,500		3,968,028
Yamato Kogyo	161,400		4,201,770
Zeon	503,000		5,147,553
			143,705,358
Luxembourg - 1.0%
Eurofins Scientific	5,178	[a]	2,090,685
Stabilus	60,572		3,779,669
			5,870,354
Malta - 1.2%
Kindred Group, SDR	698,923	[a]	7,188,386
Netherlands - 3.1%
AMG Advanced Metallurgical Group	106,573	[a]	3,877,192
Euronext	112,528	[a,c]	6,946,558
Signify	178,810	[a,c]	4,434,228
TKH Group	58,512	[a]	2,825,015
			18,082,993
Norway - 2.1%
Evry	869,239	[a,c]	3,177,319
Leroy Seafood Group	293,727	[a]	2,340,646
Norway Royal Salmon	101,704	[a]	2,455,565
Storebrand	548,130	[a]	4,201,392
			12,174,922
Singapore - 2.5%
IGG	1,982,000	[a]	3,062,376

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Singapore - 2.5% (continued)
Mapletree Industrial Trust	3,486,600		5,182,115
Mapletree Logistics Trust	6,173,740		6,287,236
			14,531,727
South Korea - 2.2%
CJ E&M	14,040	[a]	2,682,564
Dentium	34,562	[a]	2,284,200
DGB Financial Group	360,076	[a]	2,810,256
Doosan Infracore	321,944	[a]	2,528,671
Hyundai Mipo Dockyard	48,405		2,736,706
			13,042,397
Spain - 1.9%
Acciona	54,874	[a]	5,223,147
Euskaltel	644,578	[c]	5,902,903
			11,126,050
Sweden - 1.7%
SSAB	636,730		2,518,089
Swedish Orphan Biovitrum	312,941	[a]	7,391,879
			9,909,968
Switzerland - 4.7%
Baloise Holding	26,190	[a]	4,052,078
Georg Fischer	3,382	[a]	2,995,314
Julius Baer Group	83,021	[a]	3,336,357
Landis+Gyr Group	32,112	[a]	2,071,179
OC Oerlikon	495,050	[a]	6,401,439
Oriflame Holding	147,994	[a]	3,295,691
Swissquote Group Holding	107,516	[a]	5,074,784
			27,226,842
United Kingdom - 12.4%
Auto Trader Group	657,952	[c]	3,947,479
Avast	1,233,627	[c]	4,637,607
B&M European Value Retail	1,003,054		4,267,237
BBA Aviation	812,477	[a]	2,525,360
Britvic	766,062		8,854,121
Cairn Energy	1,706,202	[a]	4,180,607
Cineworld Group	1,723,037	[a]	5,902,537
Halma	246,338		4,528,165
Indivior	1,150,598	[a]	1,715,313
Just Eat	284,469	[a]	2,597,916
Meggitt	618,073	[a]	4,185,744
NewRiver REIT	765,578		2,217,528
Pagegroup	492,793	[a]	2,857,261
Rotork	982,627	[a]	3,539,910
Severn Trent	383,818		10,064,525

Description		Shares		Value ($)
Common Stocks - 94.9% (continued)
United Kingdom - 12.4% (continued)
Spectris		192,836	[a]	6,583,986
				72,605,296
United States - 1.3%
Nexteer Automotive Group		3,405,000	[a]	5,125,036
Tahoe Resources		625,569	[a]	2,370,968
				7,496,004
Total Common Stocks (cost $539,957,996)				554,884,784

Exchange-Traded Funds - .9%
United States - .9%
iShares MSCI EAFE Small-Cap ETF
(cost $4,962,088)		92,490		5,180,365
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - .9%
Germany - .9%
Sartorius
(cost $4,974,066)	.36	33,955	[a]	5,090,035
	1-Day
	Yield (%)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $15,420,759)	2.37	15,420,759	[d]	15,420,759

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $657,638)	2.37	657,638	[d]	657,638

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $565,972,547)	99.4%	581,233,581
Cash and Receivables (Net)	.6%	3,679,637
Net Assets	100.0%	584,913,218

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $8,267,984 and the value of the collateral held by the fund was $8,745,078, consisting of cash collateral of $657,638 and U.S. Government & Agency securities valued at $8,087,440.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $38,683,603 or 6.61% of net assets.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	7,188,386	547,696,398	†	- 554,884,784
Equity Securities - Preferred Stocks	-	5,090,035	†	-	5,090,035

Exchange-Traded Funds	5,180,365	-		-	5,180,365
Investment Companies	16,078,397	-		- 16,078,397
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(10,386)		-	(10,386)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Small Cap Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs
United States
Dollar	340,426	Canadian Dollar	447,807	2/1/19	(391)
J.P. Morgan Securities
		United States
Japanese Yen	124,204,024	Dollar	1,144,611	2/4/19	(3,938)
Morgan Stanley
United States
Dollar	830,294	Japanese Yen	91,091,539	2/1/19	(6,057)
Gross Unrealized Depreciation					(10,386)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized appreciation on investments was $15,261,034, consisting of $65,668,960 gross unrealized appreciation and $50,407,926 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)